Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 28, 2012
(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
(Oppenheimer New Jersey Municipal Fund) | Class A
Average Annual Return:
1 Year	6.94%
5 Years (or life of class, if less)	0.84%
10 Years (or life of class, if less)	4.65%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.94%
5 Years (or life of class, if less)	0.84%
10 Years (or life of class, if less)	4.65%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.77%
5 Years (or life of class, if less)	1.45%
10 Years (or life of class, if less)	4.77%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class B
Average Annual Return:
1 Year	6.31%
5 Years (or life of class, if less)	0.67%
10 Years (or life of class, if less)	4.69%
Inception Date	Mar. 01, 1994
(Oppenheimer New Jersey Municipal Fund) | Class C
Average Annual Return:
1 Year	10.42%
5 Years (or life of class, if less)	1.04%
10 Years (or life of class, if less)	4.35%
Inception Date	Aug. 29, 1995
(Oppenheimer New Jersey Municipal Fund) | Class Y
Average Annual Return:
1 Year	12.51%
5 Years (or life of class, if less)	8.03%
10 Years (or life of class, if less)
Inception Date	Nov. 29, 2010
(Oppenheimer Pennsylvania Municipal) | Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
(Oppenheimer Pennsylvania Municipal) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
(Oppenheimer Pennsylvania Municipal) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
(Oppenheimer Pennsylvania Municipal) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
(Oppenheimer Pennsylvania Municipal) | Class A
Average Annual Return:
1 Year	6.01%
5 Years (or life of class, if less)	1.25%
10 Years (or life of class, if less)	4.99%
Inception Date	Sep. 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.01%
5 Years (or life of class, if less)	1.25%
10 Years (or life of class, if less)	4.99%
Inception Date	Sep. 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.12%
5 Years (or life of class, if less)	1.82%
10 Years (or life of class, if less)	5.09%
Inception Date	Sep. 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class B
Average Annual Return:
1 Year	5.48%
5 Years (or life of class, if less)	1.11%
10 Years (or life of class, if less)	5.02%
Inception Date	May 03, 1993
(Oppenheimer Pennsylvania Municipal) | Class C
Average Annual Return:
1 Year	9.48%
5 Years (or life of class, if less)	1.46%
10 Years (or life of class, if less)	4.69%
Inception Date	Aug. 29, 1995
(Oppenheimer Pennsylvania Municipal) | Class Y
Average Annual Return:
1 Year	11.55%
5 Years (or life of class, if less)	8.07%
10 Years (or life of class, if less)
Inception Date	Nov. 29, 2010
(Oppenheimer Rochester National Municipals) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
(Oppenheimer Rochester National Municipals) | Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
(Oppenheimer Rochester National Municipals) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
(Oppenheimer Rochester National Municipals) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
(Oppenheimer Rochester National Municipals) | Class A
Average Annual Return:
1 Year	6.40%
5 Years (or life of class, if less)	(5.57%)
10 Years (or life of class, if less)	2.07%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.40%
5 Years (or life of class, if less)	(5.57%)
10 Years (or life of class, if less)	2.07%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.99%
5 Years (or life of class, if less)	(3.70%)
10 Years (or life of class, if less)	2.80%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals) | Class B
Average Annual Return:
1 Year	5.72%
5 Years (or life of class, if less)	(5.72%)
10 Years (or life of class, if less)	2.10%
Inception Date	Oct. 01, 1993
(Oppenheimer Rochester National Municipals) | Class C
Average Annual Return:
1 Year	9.89%
5 Years (or life of class, if less)	(5.38%)
10 Years (or life of class, if less)	1.77%
Inception Date	Aug. 29, 1995
(Oppenheimer Rochester National Municipals) | Class Y
Average Annual Return:
1 Year	11.89%
5 Years (or life of class, if less)	7.92%
10 Years (or life of class, if less)
Inception Date	Nov. 29, 2010

[1]	From 11/30/10.